File Nos. 33-87150
                                                                        811-8890
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
     Pre-Effective  Amendment  No.                                         [ ]
     Post-Effective  Amendment  No.  5                                     [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
  Amendment  No.  14                                                       [X]
                      (Check  appropriate  box  or  boxes.)

     LPLA  Separate  Account  One
     ___________________________
     (Exact  Name  of  Registrant)

     London  Pacific  Life  &  Annuity  Company
     _____________________________________
     (Name  of  Depositor)

     3109  Poplarwood  Court,  Raleigh, North Carolina                   27604
     ___________________________________________________             _________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code          (919) 790-2243

     Name  and  Address  of  Agent  for  Service
          George  Nicholson
          London  Pacific  Life  &  Annuity  Company
          3109  Poplarwood  Court
          Raleigh,  North  Carolina    27604

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866


It  is  proposed  that  this  filing  will  become  effective:

_____    immediately  upon  filing  pursuant  to  paragraph  (b)  of  Rule 485
_____    on (date)  pursuant  to  paragraph  (b)of  Rule  485
_____    60  days  after  filing  pursuant  to  paragraph  (a)(1)  of Rule 485
__X__    on May 1, 1999 pursuant  to  paragraph  (a)(1)  of  Rule  485

If  appropriate,  check  the  following  box:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
    Individual Variable Annuity Contracts




                              CROSS REFERENCE SHEET
                             (required by Rule 495)

Item No.                                                  Location
--------                                       -------------------------------
                                     PART A

Item 1.   Cover Page                           Cover Page

Item 2.   Definitions                          Definitions of Terms used in this Prospectus

Item 3.   Synopsis                             Summary

Item 4.   Condensed Financial Information      Appendix A-Condensed Financial Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies   London Pacific; The Separate
                                               Account; Investment Options

Item 6.   Deductions and Expenses              Expenses

Item 7.   General Description of Variable      The London Pacific Deferred
          Annuity Contracts                    Variable Annuity Contract

Item 8.   Annuity Period                       Annuity Payments (The Annuity Period)

Item 9.   Death Benefit                        Death Benefit

Item 10.  Purchases and Contract Value         How to Purchase the Contracts

Item 11.  Redemptions                          Withdrawals

Item 12.  Taxes                                Taxes

Item 13.  Legal Proceedings                    Not Applicable

Item 14.  Table of Contents of the Statement
          of Additional Information            Table of Contents of the
                                               Statement of Additional
                                               Information

                                     PART B

Item 15.  Cover Page                           Cover Page

Item 16.  Table of Contents                    Table of Contents

Item 17.  General Information and History      Company

Item 18.  Services                             Not Applicable

Item 19.  Purchase of Securities Being
          Offered.                             Not Applicable

Item 20.  Underwriters                         Distributor

Item 21.  Calculation of Performance Data      Performance Information

Item 22.  Annuity Payments                     Annuity Provisions

Item 23.  Financial Statements                 Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A

                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                              with a Fixed Account

                                    issued by

                            LPLA SEPARATE ACCOUNT ONE

                                       and

                 LONDON PACIFIC LIFE & ANNUITY INSURANCE COMPANY

                                   May 1, 1999

This prospectus describes the individual deferred variable annuity contract with a Fixed Account issued by London Pacific Life & Annuity Company (London Pacific). The annuity contract has a Fixed Account which offers an interest rate which is guaranteed by London Pacific and the following Investment Options:

LPT VARIABLE INSURANCE SERIES TRUST:

Harris Associates Value Portfolio
MFS Total Return Portfolio
Berkeley U.S. Quality Bond Portfolio (not available for new purchases or additional Contributions)
Berkeley Money Market Portfolio (not available for new purchases or additional
 Contributions)
Robertson Stephens Diversified Growth Portfolio
Lexington Corporate Leaders Portfolio(R)
Strong Growth Portfolio

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:

Morgan Stanley Dean Witter U.F. High Yield Portfolio
Morgan Stanley Dean Witter U.F. International Magnum Portfolio
Morgan Stanley Dean Witter U.F. Emerging Markets Equity Portfolio

BT INSURANCE FUNDS TRUST:

BT Equity 500 Index Fund

FEDERATED INSURANCE SERIES

Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II

Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the London Pacific Deferred Variable Annuity Contract.

To learn more about the London Pacific Deferred Variable Annuity Contract with a Fixed Account, you can obtain a copy of the Statement of Additional information
(SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at our Annuity Service Center at the address below.

The Contracts:
     *are not bank deposits
     *are not federally insured
     *are not endorsed by any bank or government agency
     *are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INQUIRIES: If you have any questions about your Contract or need more information, please contact us at:

     Annuity Service Center
     P.O. Box 29564
     Raleigh, North Carolina 27626
     (800) 852-3152


                             TABLE OF CONTENTS

                                                                            PAGE
DEFINITIONS OF TERMS USED IN THIS PROSPECTUS ...........

SUMMARY ................................................

FEE TABLE ..............................................

THE LONDON PACIFIC DEFERRED VARIABLE ANNUITY CONTRACT...

ANNUITY PAYMENTS (THE ANNUITY PERIOD)....................
         Annuity Date ...................................
         Annuity Payments ...............................
         Annuity Options ................................

HOW TO PURCHASE THE CONTRACTS ...........................
         Contributions ..................................
         Allocation of Contributions ....................
         Free-Look ......................................
         Accumulation Units .............................
         Transfers ......................................

INVESTMENT OPTIONS.......................................
         LPT Variable Insurance Series Trust.............
         Morgan Stanley Dean Witter Universal Funds, Inc.
         BT Insurance Funds Trust........................
         Federated Insurance Series......................
         Dollar Cost Averaging Program ..................
         Rebalancing Program ............................
         Voting Rights ..................................
         Substitution....................................
         Exchange Program................................

PERFORMANCE..............................................

EXPENSES ................................................
         Mortality and Expense Risk Charge...............
         Administrative Charge ..........................
         Distribution Charge ............................
         Contract Maintenance Charge ....................
         Contingent Deferred Sales Charge ...............
         Transfer Fee ...................................
         Premium Taxes...................................
         Income Taxes....................................
         Investment Option Expenses......................

TAXES ...................................................
         Annuity Contracts in General
         Qualified and Non-Qualified Contracts .........
         Withdrawals - Non-Qualified Contracts ..........
         Withdrawals - Qualified Contracts ..............
         Diversification ................................

WITHDRAWALS...............................................
         Systematic Withdrawal Option ....................
         Suspension of Payments or Transfers .............

DEATH BENEFIT.............................................
       Upon Your Death ...................................
       Death of Annuitant ................................

OTHER INFORMATION.........................................
         London Pacific...................................
         Year 2000........................................
         The Separate Account.............................
         Distribution.....................................

TABLE OF CONTENTS OF THE SAI..............................

APPENDIX A................................................

APPENDIX B ...............................................

                  DEFINITIONS OF TERMS USED IN THIS PROSPECTUS

Accumulation Period - The period of time before the Annuity Date during which you can make Contributions.

Annuity Date - The date on which Annuity Payments begin.

Annuity Payments - The series of payments made to you or some you choose after the Annuity Date.

Annuity Period - The period of time beginning with the Annuity Date during which we make Annuity Payments.

Annuity Service Center - The office indicated under Inquiries on the first page of this prospectus to which notices, requests and Contributions must be sent.

Business Day - Any day the New York Stock Exchange (NYSE) and we are open for business.

Contributions - The money you invest in the Contract.

Fixed Account - A segment of our general account which contains all of our assets with the exception of segregated separate account assets.

Investment Option(s) - Those variable investments available under the Contract.

Non-Qualified Contract - If you purchase the Contract as an individual and not under an individual retirement annuity, it is referred to as a Non-Qualified Contract.

Owner/Joint Owner - The person(s) or entity(ies) entitled to ownership rights under the Contract.

Qualified Contract - If you purchase the Contract under an individual retirement annuity, it is referred to as a Qualified Contract.

Separate Account - A segregated asset account maintained by us to support the London Pacific Deferred Variable Annuity Contract and certain other contracts. The Separate Account is LPLA Separate Account One. The Separate Account is divided into sub-accounts.

Written Request - A request in writing, in a form satisfactory to us, which is received by the Annuity Service Center.

                                     SUMMARY

The sections in this Summary are explained in more detail later in this prospectus.

The London Pacific Deferred Variable Annuity Contract

This prospectus describes the individual deferred variable annuity contract with a Fixed Account (Contract). The Contract is offered by London Pacific Life & Annuity Company (London Pacific). The Contract provides for a death benefit and guaranteed payment plans. The Contract is designed for retirement savings or other long-term investment purposes.

The Contract allows you the choice to invest in our Fixed Account or the 11 Investment Options. The Investment Options are intended to offer a better return than the Fixed Account. However, this is NOT guaranteed. You can also lose your money.

Under the Contract, you are the Owner. You can name a Joint Owner. The Joint Owner must be your spouse.

Annuity Payments

You can receive Annuity Payments from your Contract by selecting one of the available Annuity Options. You can choose to have Annuity Payments come from the Fixed Account or the Investment Options or both. If you choose to have any portion of the payments come from the Investment Options, the dollar amount of your Annuity Payments may go up or down depending on the investment performance of the Investment Option(s) you select.

How to Purchase the Contract

The Contract requires an initial Contribution of at least $5,000. If you buy the Contract as an Individual Retirement Annuity (IRA), the initial Contribution must at least $1,000. You can make additional Contributions of at least $1,000 at any time during the Accumulation Period. Your registered representative can help you fill out the proper forms.

Investment Options

You can invest in the following Investment Options:

LPT Variable Insurance Series Trust:

Harris Associates Value Portfolio
MFS Total Return Portfolio
Berkeley U.S. Quality Bond Portfolio (not available for new purchases) Berkeley Money Market Portfolio (not available for new purchases)
Robertson Stephens Diversified Growth Portfolio
Lexington Corporate Leaders Portfolio(R)
Strong Growth Portfolio

Morgan Stanley Dean Witter Universal Funds, Inc.:

Morgan Stanley Dean Witter U.F. High Yield Portfolio
Morgan Stanley Dean Witter U.F. International Magnum Portfolio
Morgan Stanley Dean Witter U.F. Emerging Markets Equity Portfolio

BT Insurance Funds Trust:

BT Equity 500 Index Fund

Federated Insurance Series:

Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II

Depending on market conditions, you can make or lose money in any of these Investment Options.

Expenses

The Contract has insurance features and investment features and there are costs related to each. The fees and charges are as follows:

     Mortality and Expense Risk Charge: 1.25% annually of the average daily net asset value of each Investment Option.

     Administrative Charge: .15% annually of the average daily net asset value of each Investment Option.

     Distribution Charge: .10% annually of the average daily net asset value of each Investment Option.

     Transfer Fee: If you make more than 12 transfers in a Contract year, we deduct a transfer fee which is equal to $20 per transfer, or 2% of the amount transferred (whichever is less).

     Contingent Deferred Sales Charge: If you make a withdrawal from your Contract, we will deduct a continent deferred sales charge which declines from 7% to 0% depending upon the number of years we have had your Contribution. After London Pacific has had your Contribution for 7 years, there is no charge for withdrawals.

     Contract Maintenance Charge: Each year, London Pacific deducts a $36 contract maintenance charge from your Contract. The charge is waived if the value of your Contract is at least $50,000.

     Premium Taxes: When you make a withdrawal, begin receiving Annuity Payments or when we pay a death benefit, London Pacific may assess a premium tax charge which ranges from 0% to 4%, depending on the state.

     There are also investment charges which range from .30% to 1.75% of the average daily value of the Investment Option, depending upon the Investment Option you select

Taxes

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable as income.

Death Benefit

If you die, a death benefit will be paid to the Beneficiary.

Exchange Program

London Pacific offers an exchange program (the Exchange Program) which is available only to purchasers who exchange a contract issued by another insurance company not affiliated with London Pacific or other financial investment for a Contract offered by this Prospectus. The Exchange Program is only available to purchasers who own a fixed annuity contract issued by another insurance company not affiliated with London Pacific or other financial investments. Under the Exchange Program, London Pacific adds certain amounts to the Contract as exchange credits (Exchange Credits). Subject to specific limits, the Exchange Credits equal the surrender charge paid, if any, to the other insurance company or the charges and penalties paid to a financial institution.

Free-Look

If you cancel the Contract within 10 days after receiving it (or the period required in your state), we will we will send your money back. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your Contribution. If we are required by law to return your Contribution, we will put your money in the Federated Prime Money Fund II during the free-look period.


                 LPLA SEPARATE ACCOUNT ONE FEE TABLE
CONTRACT OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge
(See Note 2 on Page )


                                         Charge as a
                                         percentage of
                                         unliquidated
Contract Year                            Contribution
-------------                            ------------
1 year                                   7%
2 years                                  7%
3 years                                  6%
4 years                                  5%
5 years                                  4%
6 years                                  3%
7 years                                  2%
8 years or more                          0%


Transfer Fee
(See Note 3 on Page  )

                    No charge for first 12 transfers in a Contract year. After that, the fee is the lesser of $20 or 2% of the amount transferred.

Contract Maintenance Charge    $36 per Contract per Contract year.
(see Note 4 on Page )

SEPARATE ACCOUNT ANNUAL EXPENSES
     (as a percentage of average account value)

Mortality and Expense Risk Charge..................... 1.25%
Administrative Charge.................................  .15%
Distribution Charge...................................  .10%
                                                       -----
Total Separate Account Annual Expenses.................1.50%


LPT VARIABLE INSURANCE SERIES TRUST'S ANNUAL EXPENSES
 (as a percentage of the average daily net assets of a Portfolio)

                                                    Other Expenses
                                 Management          (after expense             Total Annual
                                   Fees              reimbursement)*        Portfolio Expenses *
                                   ----              ---------------        --------------------

Harris Associates Value          1.00%                      .29%                     1.29%
MFS Total Return                  .75%                      .54%                     1.29%
Berkeley U.S. Quality Bond**      .55%                      .44%                      .99%
Berkeley Money Market**           .45%                      .44%                      .89%
Robertson Stephens Diversified
  Growth                          .95%                      .44%                     1.39%
Lexington Corporate Leaders(R)    .65%                      .64%                     1.29%
Strong Growth                     .75%                      .54%                     1.29%

* London Pacific has voluntarily agreed through December 31, 1999 to reimburse certain Portfolios for certain expenses (excluding brokerage commissions) in excess of approximately the amounts set forth above under "Total Annual Expenses" for each Portfolio. Absent this expense reimbursement arrangement, for the year ending December 31, 1998, the "Total Annual Expenses" (on an annualized basis) were: 1.85% for the Harris Associates Value Portfolio; 1.87% for the MFS Total Return Portfolio; 3.60% for the Berkeley U.S. Quality Bond Portfolio; 3.14% for the Berkeley Money Market Portfolio; 2.39% for the Strong Growth Portfolio; 2.37% for the Robertson Stephens Diversified Growth Portfolio; and 1.60% for the Lexington Corporate Leaders Portfolio. The examples following are calculated based upon such expense reimbursement arrangements.

** Prior to May 1, 1999, London Pacific reimbursed the Berkeley U.S. Quality Bond Portfolio and the Berkeley Money Market Portfolio for certain expenses. Effective May 1, 1999, this arrangement has been terminated. For the year ending December 31, 1999, the "Other Expenses" are estimated to be 2.75% for the Berkeley U.S. Quality Bond Portfolio and 2.25% for the Berkeley Money Market Portfolio.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

                                                Other Expenses
                               Management      (after expense              Total Annual
                                Fees           reimbursement)*         Portfolio Expenses *
                                ----            ---------------        --------------------
Morgan Stanley Dean
  Witter U.F. High Yield            0.0%              .80%                      .80%
Morgan Stanley Dean Witter
  U.F. International Magnum         0.0%             1.15%                     1.15%
Morgan Stanley Dean Witter
  U.F. Emerging  Markets
  Equity                            0.0%             1.75%                     1.75%

* The advisers have voluntarily waived receipt of their management fees and agreed to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the percentages set forth above under "Total Annual Portfolio Expenses." Absent this expense reimbursement, for the year ending December 31, 1997, "Management Fees," "Other Expenses," and "Total Annual Expenses would have been: 0.50%, 1.18% and 1.68% for the Morgan Stanley Dean Witter U.F. High Yield Portfolio; 0.80%, 1.98%, and 2.78% for the Morgan Stanley Dean Witter U.F. International Magnum Portfolio; and 1.25%, 2.87% and 4.12% for the Morgan Stanley Dean Witter U.F. Emerging Markets Portfolio.

BT INSURANCE FUNDS TRUST'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)


                                                   Other Expenses
                     Management   Administ-          (after expense        Total
                        Fees      rative Fee         reimbursement)*      Annual Portfolio
                        ----      ----------         ---------------      ----------------
                                                                            Expenses *
BT Equity 500 Index (1) .20%            .02%              .08%                    .30%


(1) Without expense waivers and reimbursements for the period from October 1, 1997 (commencement of operations) to December 31, 1997, the total operating expense for the BT Equity 500 Index Fund would have been 2.78%.

Federated Insurance Series' Annual Expenses (as a percentage of the average daily net assets of a Portfolio)

                                   Management                Other               Total Annual
Portfolio                            Fees                   Expenses               Expenses
-----------                        ----------               --------             ------------
Federated Prime Money Fund II(1)      .50%                     .30%                   .80%

Federated Fund for U.S.
Government Securities II (1)          .60%                     .20%                   .80%

(1) Without expense waivers and reimbursements, the total annual operating expenses for the year ending December 31, 1997 would have been 1.00% for the Federated Prime Money Fund II and 1.25% for the Federated Fund for U.S. Government Securities II.

EXAMPLES:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your assets:

     (a) if you surrender your Contract at the end of each time period;
     (b) if you do not surrender your Contract.


                                        TIME PERIODS

                             1 YEAR       3 YEARS       5 YEARS      10 YEARS
                             ---------    ---------     ---------    ---------

Harris Associates Value

                         a)$100.04   a)$154.47    a)$205.22      a)$374.10
                         b)$ 30.04   b)$ 94.47    b)$165.22      b)$374.10

MFS Total Return

                         a)$100.04   a)$154.47    a)$205.22      a)$374.10
                         b)$ 30.04   b)$ 94.47    b)$165.22      b)$374.10

Berkeley U.S. Quality Bond

                         a)$ 96.96   a)$144.78    a)$188.23      a)$335.42
                         b)$ 26.96   b)$ 84.78    b)$148.23      b)$335.42

Berkeley Money Market

                         a)$ 95.94   a)$141.55    a)$182.56      a)$322.53
                         b)$ 25.94   b)$ 81.55    b)$142.56      b)$322.53

Robertson Stephens Diversified Growth

                        a)$101.06    a)$157.70    a)$210.88      a)$386.99
                        b)$ 31.06    b)$ 97.70    b)$170.88      b)$386.99

Lexington Corporate Leaders

                        a)$100.04    a)$154.47    a)$205.22      a)$374.10
                        b)$ 30.04    b)$ 94.47    b)$165.22      b)$374.10

Strong Growth

                        a)$100.04    a)$154.47    a)$205.22      a)$374.10
                        b)$ 30.04    b)$ 94.47    b)$165.22      b)$374.10

Morgan Stanley Dean Witter U.F. High Yield

                        a)$ 95.02    a)$138.64   a)$177.47      a)$310.92
                        b)$ 25.02    b)$ 78.64   b)$137.47      b)$310.92

Morgan Stanley Dean Witter U.F. International Magnum

                       a)$ 98.60     a)$149.95   a)$197.2       a)$356.05
                       b)$ 28.60     b)$ 89.95   b)$157.29      b)$356.05

Morgan Stanley Dean Witter U.F. Emerging Markets Equity

                       a)$104.75     a)$169.34   a)$231.27      a)$433.40
                       b)$ 34.75     b)$109.34   b)$191.27      b)$433.40
BT Equity 500 Index

                       a)$ 89.89     a)$122.48   a)$149.15      a)$246.46
                       b)$ 19.89     b)$ 62.48   b)$109.15      b)$246.46

Federated Prime Money Fund II

                       a)$ 95.02     a)$138.64   a)$177.47      a)$310.92
                       b)$ 25.02     b)$ 78.64   b)$137.47      b)$310.92

Federated Fund for U.S. Government Securities II

                       a)$ 95.02     a)$138.64   a)$177.47      a)$310.92
                       b)$ 25.02     b)$ 78.64   b)$137.47      b)$310.92

NOTES TO FEE TABLE AND EXAMPLES

1. The purpose of the fee table is to show you the various expenses you will incur directly or indirectly with the Contract. The Fee Table reflects expenses of the Separate Account as well as the Investment Options.

2. Once each Contract year, you can withdraw up to 10% of unliquidated Contributions (which means not previously withdrawn) on a non-cumulative basis without the imposition of the contingent deferred sales charge (free withdrawal). You can make a free withdrawal once each Contract year unless you selected the Systematic Withdrawal Option. If you are younger than 59 1/2 when you make a withdrawal, it may be subject to a ten percent (10%) federal income tax penalty.

3. London Pacific will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is made at the end of the fee-look period and any transfers made pursuant to an approved Dollar Cost Averaging Program or Rebalancing Program.

4. During the Accumulation Period, London Pacific will not charge the contract maintenance charge if the value of your Contract is at least $50,000 or more. However, if you make a complete withdrawal, London Pacific will charge the contract maintenance charge. During the Annuity Period, the full charge will be deducted regardless of the size of your Contract. In the state of North Dakota, the contract maintenance charge is $30.

5. The examples below assume an estimated $25,000 Contract value. Therefore, the contract maintenance charge is calculated as $1.44 in the examples. The charge would be higher for smaller Contract values and lower for higher Contract values.

6. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

7. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A to this prospectus.

              THE LONDON PACIFIC DEFERRED VARIABLE ANNUITY CONTRACT

This prospectus describes the Individual Deferred Variable Annuity Contract with a Fixed Account (Contract) issued by London Pacific.

An annuity is a contract between you (the Owner) and us (an insurance company) where we promise to pay you (or someone you choose) an income, in the form of Annuity Payments. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax deferral. This means that you are not taxed on the earnings or appreciation on the money in your Contract until you take money out.

You can choose to invest in the Investment Options. Depending on market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Option(s) you select. The amount of Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends, in part, on the investment performance of the Investment Option(s) you select for the Annuity Period.

The Contract also offers you a Fixed Account. The Fixed Account offers an interest rate that guaranteed by London Pacific. If you select the Fixed
Account, your money will be placed with the other general assets of London Pacific.

Ownership

Owner - Under the Contract you are the Owner. You name an Annuitant. You may change Owners of the Contract at any time prior to the Annuity Date by Written Request. A change of Owner will automatically revoke any prior designation of Owner. The change will become effective as of the date the Written Request is signed. A new designation of Owner will not apply to any payment made or action taken by us prior to the time it was received.

If the Contract is Non-Qualified and is owned by a non-natural person (for example, a corporation) it is not treated as an annuity contract for tax purposes. This means that income on the Contract is treated as ordinary income received by the Owner during the taxable year. You should seek tax advice before you buy the Contract if it is going to be owned by a trust or other non-natural person.

The Contract may be owned by Joint Owners. Any Joint Owner must be your spouse. When either Owner dies, the surviving Joint Owner will be the primary
Beneficiary. We will treat any other designated Beneficiary as a contingent Beneficiary unless you specify otherwise in a Written Request.

Unless you tell us otherwise, if there are Joint Owners all transactions will require both signatures except for telephone transfers. If the telephone transfer option is elected and there are Joint Owners, either Joint Owner can give telephone instructions.

Annuitant - The Annuitant is the person on whose life we base Annuity Payments. You designate the Annuitant when the Contract is issued. You can change the Annuitant at any time before the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person. Any change of Annuitant is subject to our underwriting rules which are in effect at the time.

Beneficiary - The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later late. Unless an irrevocable Beneficiary has been named, you may change the primary Beneficiary(ies) or contingent Beneficiary(ies). A change must be made by Written Request. The change will take effect as of the date the Written Request is signed. London Pacific will not be liable for any payment made or action it takes before the change is recorded.

Assignment

You can assign (transfer ownership) the Contract at any time during your lifetime. You must send a Written Request to our Annuity Service Center specifying the terms of the assignment. London Pacific will not be liable for any payment or other action we take in accordance with the Contract until we receive notice of the assignment. Any assignment made after the death benefit has become payable will only be valid with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

Modification of the Contract

The Contract may be modified in order to comply with applicable state and federal law. A Contract may be changed or altered only by the President or Vice President and the Secretary of London Pacific. Any change must be in writing.

                      ANNUITY PAYMENTS (THE ANNUITY PERIOD)
Annuity Date

You can receive regular Annuity Payments from your Contract. The day on which those payments begin is called the Annuity Date. The Annuity Date must be the first day of a calendar month and must be at least one month after we issue your Contract. The Annuity Date may not be later than when the Annuitant reaches age 85 or 10 years after we issue your Contract if you are age 75 or older on the day your Contract is issued. You can change the Annuity Date by Written Request. Any change must be requested at least 7 days prior to the Annuity Date.

Annuity Payments

You will receive the Annuity Payments unless you choose someone else to receive them. During the Annuity Period, you have the same investment choices you had just before the start of the Annuity Period. During the Annuity Period, payments can come from the Investment Options you have selected (meaning they are variable Annuity Payments) or from the Fixed Account (meaning they are fixed Annuity Payments). You must select if you want variable Annuity Payments or fixed Annuity Payments or a combination of both no later than 15 days before the Annuity Date. If you do not instruct us, your payments will be variable Annuity Payments.

Annuity Payments are made monthly. If the Annuity Payment would be or become less than $200 ($100 if a combination fixed and variable annuity is selected), we will reduce the frequency of the Annuity Payments to an interval which will result in each payment being at least $200 ($100 if a combination fixed and variable annuity is selected).

If you choose to have any portion of your Annuity Payments come from the Investment Options, the dollar amount of your payments will depend on 3 things:

     (1)  the value of your  Contract  in the  Investment  Option on the Annuity
          Date;

     (2)  the 4% assumed investment rate used in the Contract; and

     (3)  the performance of the Investment Option(s).

If the actual performance exceeds the 4% assumed investment rate, your Annuity Payments will increase. Likewise, if the actual rate is less than 4%, you Annuity Payments will decrease.

The SAI contains a description of how Annuity Payments and Annuity Unit values are calculated.

Annuity Options

You can choose among income plans. We call them Annuity Options. We ask you to choose an Annuity Option when you buy the Contract. Prior to the Annuity Date you may change the Annuity Option by Written Request. Any change must be requested at least 7 days prior to the Annuity Date.

You can choose one of the following Annuity Options or any other Annuity Option acceptable to London Pacific.

OPTION A. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the life of the Annuitant. After the Annuitant dies, we stop making Annuity Payments.

OPTION B. LIFE ANNUITY WITH PERIOD CERTAIN OF 120 MONTHS. Under this option, we will make monthly Annuity Payments during the life of the Annuitant. If the Beneficiary does not want payments to continue for the rest of the period certain, he or she may elect to have the present value of the guaranteed Annuity Payments remaining commuted and paid in a lump sum.

OPTION C. JOINT & SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant and the Joint Annuitant are alive. After the first Annuitant dies and during the lifetime of the surviving
Annuitant, we will continue making Annuity Payments at 66 2/3%. After the surviving Annuitant dies, we will stop making Annuity Payments.

OPTION D. PAYMENT FOR A PERIOD CERTAIN. Under this option, we will make monthly Annuity Payments for a fixed period of years. The period must be at least 10 years and cannot be more than 30 years. If you do not want to continue to receive payments for the rest of the selected period, you may elect to have the present value of the remaining payments commuted and paid in a lump sum or as and Annuity Option purchased at the date of the elected.

                          HOW TO PURCHASE THE CONTRACT

Contributions

Contributions are the money you give us to buy the Contract. The minimum Contribution we will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as part of an IRA (individual retirement annuity), the minimum we will accept is $1,000. You can make additional Contributions of $1,000 ($100 if the periodic investment plan option is elected). The maximum Contributions we will accept without our prior approval are $1,000,000 except if you are 75 years old when you buy the Contract in which case the maximum is $500,000. We reserve the right to reject any Contribution or Contract.

Allocation of Contributions

When you purchase the Contract, we will allocate your Contribution to the Investment Option(s) you have selected. Unless you instruct us otherwise, subsequent Contributions will be allocated in the same manner as the initial Contribution. Your allocations must be in whole numbers with a minimum allocation of 10% of each Contribution or transfer (unless the Contribution is being made pursuant to an approved Dollar Cost Averaging Program). Under certain circumstances we will allocate your initial Contribution to the Federated Prime Money Fund II until the end of the free-look period.

Once we receive your Contribution and the necessary information and they are deemed to be in good order, we will issue you a Contract and allocate your Contribution within 2 business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason we are unable to complete this process within 5 business days, we will either sent back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Contributions, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Free-Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state), and we will send your money back. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your Contribution. If you have purchased the Contract as an individual retirement annuity or in certain states, we are required to return your Contribution. If that is the case, we will put your money in the Federated Prime Money Fund II for 15 days after we allocate your Contribution (or whatever period is required in your state) and refund the greater of your Contribution (less withdrawals) or the value of your Contract.

Accumulation Units

The value of your Contract allocated to the Investment Options will go up or down depending upon the investment performance of the Investment Option(s) you select. In order to keep track of the value of your Contract, we use a unit of measure we call an accumulation unit. During the Annuity Period, we call it an annuity unit.

Every Business Day we determine the value of an accumulation unit for each Investment Option. We do this by:

     1. determining the total amount of money invested in the particular Investment Option;

     2. subtracting from that amount the mortality and expense risk charge, the administrative charge and the distribution charge; and

     3.   dividing this amount by the number of outstanding Accumulation Units.

The value of an accumulation unit may go up or down from day to day.

When you make your Contribution to the Contract, London Pacific will credit your Contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the Contribution allocated to an Investment Option by the value of the accumulation unit for that Investment Option.

London Pacific calculates that value of an accumulation unit for each Investment Option after the New York Stock Exchange (NYSE) closes each day and then credits your Contract. There may be days when the NYSE is open for business and we are closed. The day after Thanksgiving is the only such date. On such date, you will not have access to your account and therefore no transactions will be processed for the Separate Account.

Example:

On Wednesday we receive an additional Contribution from of you $4,000. You have instructed us to allocate it to the Harris Associates Value Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Harris Associates Value Portfolio is $12.50. We then divide $4,000 by 12.50 and credit your Contract with 320 accumulations units for the Harris Associates Value Portfolio on that Wednesday night.

Transfers

You can make transfers among the Investment Options and the Fixed Account before the Annuity Date.

The minimum amount which you can transfer is $500 from one or more Investment Options or the Fixed Account or your entire interest in the Investment Option or Fixed Account, if less. The minimum amount which must remain in an Investment Option or the Fixed Account after a transfer is $500 for each Investment Option or the Fixed Account, or $0 if the entire interest in the Investment Option or Fixed Account is transferred.

During the Annuity Period you may make a transfer from one or more of the Investment Options to the Fixed Account once a Contract year. You may not make a transfer from the Fixed Account to the Investment Options during the Annuity Period.

If you make more than 12 transfers in a year, a transfer fee may be assessed.

Telephone transfers can be made pursuant to Written Request. London Pacific will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we fail to use such procedures, we may be liable for losses due to fraudulent or unauthorized instructions. London Pacific tape records all telephone instructions.

London Pacific reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above.

The Contracts are not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Options. When London Pacific becomes aware of such disruptive transactions, we may modify the transfer provisions of the Contract.

                               INVESTMENT OPTIONS

The following Investment Options are available. Additional Investment Options may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with London Pacific. Certain portfolios may also be sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

London Pacific may enter into certain arrangements under which it is reimbursed by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.

LPT VARIABLE INSURANCE SERIES TRUST

LPT Variable Insurance Series Trust (Trust) is a mutual fund with multiple portfolios. LPIMC Insurance Marketing Services Adviser, a subsidiary of London Pacific and a registered investment adviser under the Investment Advisers Act of 1940, serves as investment adviser to the Trust. The Adviser has entered into sub-advisory agreements with professional money managers for investment of the assets of each portfolio of the Trust. The Sub-Adviser for each portfolio is listed under each portfolio below. The following Investment Options are available under the Contract:

     Harris Associates Value Portfolio

The Sub-Adviser for this Portfolio is Harris Associates L.P.

     MFS Total Return Portfolio

The Sub-Adviser for this Portfolio is Massachusetts Financial Services
Company.

     Berkeley U.S. Quality Bond Portfolio (not available for new purchases or additional Contributions)

The Sub-Adviser for this Portfolio is Berkeley Capital Management.

     Berkeley Money Market Portfolio (not available for new purchases or additional Contributions)

The Sub-Adviser for this Portfolio is Berkeley Capital Management.

     Robertson Stephens Diversified Growth Portfolio

The Sub-Adviser for this Portfolio is Robertson, Stephens & Company Investment Management, L.P.

     Lexington Corporate Leaders Portfolio(R)(long-term capital growth and income through investment in common stocks of large, well-established companies)

The Sub-Adviser for this Portfolio is Lexington Management Corporation.

     Strong Growth Portfolio

The Sub-Adviser for this Portfolio is Strong Capital Management, Inc.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund with eighteen portfolios, three of which are available under the Contracts. Prior to January 6, 1999, the name of the fund was Morgan Stanley Universal Funds, Inc. Miller Anderson & Sherrerd, LLP is the investment adviser to the High Yield Portfolio. Morgan Stanley Dean Witter Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) is the investment adviser for the International Magnum and Emerging Markets Equity Portfolios. The following Investment Options are available under the Contract:

     High Yield Portfolio

     International Magnum Portfolio (long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers)

     Emerging Markets Equity Portfolio

BT INSURANCE FUNDS TRUST

BT Insurance Funds Trust (Fund) is a series fund with six series, one of which is available under the Contracts. Bankers Trust Company is the investment manager of the Fund. The following Investment Option is available under the
Contract:

     BT Equity 500 Index Fund

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with eight separate investment portfolios, two of which are available under the Contracts. Federated Advisers is the investment adviser of the Federated Prime Money Fund II and the Federated Fund for U.S. Government Securities II. The following Investment Options are available under the Contract:

     Federated Prime Money Fund II
     Federated Fund for U.S. Government Securities II

Dollar Cost Averaging Program

The Dollar Cost Averaging Program is a program, which if elected, permits you to systematically transfer amounts monthly, quarterly, semi-annually or annually from the Federated Prime Money Fund II, the Federated Fund for U.S. Government Securities II, the Morgan Stanley Dean Witter U.F. High Yield Portfolio or the Fixed Account to one or more of the other Investment Options. Transfers to the Fixed Account are not permitted. To participate in the program, the value of your Contract must be at least $20,000. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

You must participate in Dollar Cost Averaging for at least 12 months. There is no current charge for Dollar Cost Averaging. However, we reserve the right to charge for it in the future. Transfers under this program will take place on the date you request to participate in the program and anniversaries of that date.

Transfers made pursuant to the Dollar Cost Averaging Program are not taken into account in determining the transfer fee.

We reserve the right at any time and without prior notice to any party, to terminate, suspend or modify the Dollar Cost Averaging Program.

Rebalancing Program

You may use an asset allocation model know as the Asset Equalizer to help you establish your initial investment allocations. If you do, you may rebalance your investments monthly to maintain the allocation in the Asset Equalizer model. Rebalancing provides for periodic automatic transfers among the Investment Options. Any amounts in the Fixed Account will not be transferred as part of this program.

Transfers made pursuant to the Rebalancing Program are not taken into account in determining the transfer fee.

Voting Rights

London Pacific is the legal owner of the Investment Option shares. However, London Pacific believes that when an Investment Option solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that London Pacific owns on its own behalf. Should London Pacific determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

London Pacific may be required to substitute one of the Investment Options you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

Exchange Program

London Pacific currently offers an exchange program (Exchange Program) which is available only to purchasers who exchange an existing contract issued by another insurance company not affiliated with London Pacific or other financial investment (Exchange Investment) for a Contract offered by this prospectus. The Exchange Program is not available to purchasers who own variable annuity contract and want to exchange it for the Contract described in this prospectus. We reserve the right to modify, suspend, or terminate the Exchange Program at any time or from time to time without notice. If the Exchange Program is in effect, it will apply to all exchanges which qualify for the program for a Contract offered by this prospectus. The Exchange Program is available only where permitted by law. While we know of no adverse federal income tax consequences, you should consult with your own tax adviser regarding the tax consequences of an exchange.

A currently owned annuity contract or life insurance policy may be exchanged for a Contract pursuant to Section 1035 of the Internal Revenue Code (Code), or where applicable, may qualify for a "rollover" or transfer to a Contract pursuant to other sections of the Code.

You should carefully evaluate whether the Exchange Program offers benefits which are more favorable than if you continued to hold your Exchange Investment. Factors to consider include, but are not limited to:

     (a) the amount, if any, of surrender charges or other charges and penalties incurred in surrendering a contract or financial investment which can be obtained from the insurance company or financial institution which issued the contract or instrument;

     (b) the time remaining under your Exchange Investment during which surrender charges or other charges and penalties apply;

     (c) the on-going charges, if any, under the Exchange Investment versus the on-going charges under the Contracts described in this prospectus;

     (d) the contingent deferred sales charge;

     (e) the amount and timing of any benefits under the Exchange Program; and

     (f) the potentially greater cost to you if the charges under a Contract or the surrender charge or charges and penalties on the Exchange Investment exceeds the benefits under the Exchange Program.

Under the currently available Exchange Program, London Pacific adds certain amounts to the value of your Contract as exchange credits (Exchange Credits). The Exchange Credits are credited by London Pacific on behalf of Owners of an Exchange Investment from our general account. Subject to a specified limit (Exchange Credit Limit) discussed below, Exchange Credits equal the surrender charge paid, if any, to the other insurance company or the charges and penalties paid, if any, to the other financial institution. The Exchange Program is subject to the following rules:

     1. London Pacific does not add Exchange Credits unless we receive in writing, not later than 30 days after the issue of the Contract, evidence satisfactory to us:

          a. of the surrender charge or other charges and penalties, if any, paid by you to surrender the Exchange Investment and the amount of any such charge; and

          b. you acknowledge that you are aware that the contingent deferred sales charge under the Contract will be assessed in full against a subsequent withdrawal to the extent applicable.

     2. London Pacific allocates the Exchange Credits to the Contract 30 days after a Contract is issued (40 days after a Contract is issued in California if the purchaser is 60 years of age or older).The Exchange Credits will be allocated prorata among the Investment Options based on the ratio of the values in the Investment Option at the time we add the Exchange Credits. Exchange Credits are added to the Fixed Account based on the allocation to the Fixed Account on the date the Contract is issued.

     3. The value of the Exchange Credits as of the date of the allocation to the Investment Options is equal to the lesser of the Exchange Credit Limit or the surrender charge paid or other charges and penalties paid to surrender the Exchange Investment. The Exchange Credit Limit currently is 5% of the amount payable upon surrender of the Exchange Investment. We reserve the right at any time and from time to time to increase or decrease the Exchange Credit Limit. However, the Exchange Credit Limit in effect at any time will apply to all purchases qualifying for the Exchange Program.

     4. The value of the Exchange Credits we add to your Contract is not available as a free withdrawal.

     5. London Pacific does not consider additional amounts credited to your Contract under the Exchange Program to be an increase in your investment in the Contract.

                                   PERFORMANCE

London Pacific may advertise performance of the various Investment Options. Performance information of an Investment Option is based on past performance only and is no indication of future performance. London Pacific will calculate performance by determining the percentage change in an Investment Option by dividing the increase (decrease) for the Option by the value of the Investment Option at the beginning of the period. The performance number will reflect the expenses of the Investment Option and the deduction of the mortality and expense risk charge, the administrative charge, the distribution charge and any applicable contract maintenance charge. It will not reflect the deduction of the contingent deferred sales charge. The deduction of any applicable contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. London Pacific may also advertise performance information which is computed on a different basis. Any advertisement will also include total return figures which reflect the deduction of all fees and charges.

Future performance will vary and the results which may be shown are not necessarily representative of future results.

                                    EXPENSES

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. London Pacific may use any profits it makes from this charge to pay for the costs of distributing the Contract.

Administrative Charge. This charge is equal, on an annual basis, to .15% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the Contract. Some of these expenses are: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Charge. This charge is equal, on an annual basis, to .10% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge compensates London Pacific for the costs associated with the distribution of the Contract.

Contract Maintenance Charge. On each anniversary of the date when your Contract was issued, London Pacific deducts $36 ($30 in the state of North Dakota) from your Contract as a contract maintenance charge. This charge is for administrative expenses. This charge cannot be increased.

London Pacific will not deduct this charge during the Accumulation Period if, when the deduction is to be made, the value of your Contract is $50,000 or more. If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. The contract maintenance charge is deducted prorata from the Investment Options and the Fixed Account (except in South Carolina, Texas and Washington, the charge is only deducted from the Investment Options).

After the Annuity Date, the charge will be collected monthly out of each Annuity Payment regardless of the size of the Contract.

Contingent Deferred Sales Charge. During the Accumulation Period, you can make withdrawals from your Contract. However, if all or a portion of the unliquidated Contribution is withdrawn within the first 7 Contract years London Pacific will assess a contingent deferred sales charge (unliquidated Contributions means Contributions that you have not previously surrendered or withdrawn). The charge is based on the Contract year in which you make a withdrawal and is applied only to a withdrawal of Contribution. The charge is as follows:


                                                   Charge as a
                                                   percentage of
                                                   unliquidated
          Contract Year                            Contribution
          -------------                            ------------
                1 year                                 7%
                2 years                                7%
                3 years                                6%
                4 years                                5%
                5 years                                4%
                6 years                                3%
                7 years                                2%
            8 years or more                            0%


Free Withdrawals. Once a year on a non-cumulative basis, you can withdraw up to 10% of your unliquidated Contributions without the contingent deferred sales charge (free withdrawal amount). For purposes of the free withdrawal amount and the contingent deferred sales charge, amounts you withdraw as a free withdrawal are not considered a liquidation of Contributions. If you choose to make withdrawals under our Systematic Withdrawal Option, the once a year limitation on withdrawals for the free withdrawal amount is waived if you have not made any other free withdrawals during that Contract year.

In addition, in certain states, if you have been confined to a convalescent care facility for any continuous ninety day period or if you are first diagnosed as having a terminal illness and it is at least 90 days after the day your contract was issued, you can make a one time withdrawal of a certain amount and London Pacific will not assess the contingent deferred sales charge. We call this the Convalescent Care Facility/Terminal Illness Benefit. This benefit may not be available in all states.

Income taxes and tax penalties may apply to any withdrawal you make.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

See Appendix B for examples of how the contingent deferred sales charge is calculated.

Reduction or Elimination of the Contingent Deferred Sales Charge. London Pacific will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with London Pacific. London Pacific will not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of London Pacific or any of its affiliates.

Transfer Fee. You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $20 for each transfer thereafter or 2% of the amount transferred (whichever is less). The transfer fee will be deducted from the Investment Option or the Fixed Account from which the transfer is made. If your entire interest in the Investment Option or Fixed Account is being transferred, the transfer fee will be deducted from the amount which is transferred. If the transfer is made from more than one Investment Option or the Fixed Account, the transfer fee will be deducted pro-rata from each Investment Option or the Fixed Account from which a transfer is made.

Any transfers made pursuant to the Dollar Cost Averaging or Rebalancing Programs will not count in determining the transfer fee. A transfer at the end of the free-look period will also not count in determining the transfer fee.

Premium Taxes. Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. London Pacific is responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, other are due when Annuity Payments begin. It is London Pacific's current practice to pay premium taxes when they they are incurred and deduct for them from your Contract when you make a partial or full withdrawal, when we pay a death benefit or when you start receiving Annuity Payments. Premium taxes generally range from 0% to 4%, depending on the state.

Income Taxes. London Pacific will deduct from the Contract for any income taxes which it incurs because of the Contract. At the present time, we are not making any such deductions.

Investment Option Expenses. There are deductions from and expenses paid out of the assets of the various Investment Options, which are described in the attached fund prospectuses.

                                  TAXES

NOTE: London Pacific has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. London Pacific has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Contribution and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Contributions are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not under an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a qualified Contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Contribution. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern with respect to Qualified Contracts. We have provided a more complete discussion in the Statement of Additional Information.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. London Pacific believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not London Pacific would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select Investment Option, to make transfers among the Investment Options or the number and type of Investment Options Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the Investment Options.

Due to the uncertainty in this area, London Pacific reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

                                   WITHDRAWALS

At any time during the Accumulation Period, you may make a partial or total withdrawal from your Contract by Written Request (in the state of Washington, you can also make a withdrawal on the Annuity Date). Unless you tell us otherwise, withdrawals will be made from the Investment Options. The withdrawal will be made prorata from the Investment Options (unless you tell us otherwise). A partial withdrawal is taken from the value for which the free withdrawal amount applies and then from the value which is subject to a contingent deferred sales charge.

Each partial withdrawal must be for at least $500 (this requirement may be waived to meet the minimum distribution requirements for Qualified Contracts). London Pacific requires that after you make a partial withdrawal, the greater of $2,000 or 150% of the applicable contingent deferred sales charge must remain in your Contract (this requirement may be waived to meet the minimum distribution requirements for Qualified Contracts). We also require that after a partial withdrawal, at least $500 must remain in an Investment Option or the Fixed Account.

When you make a withdrawal, you will receive the value of your Contract, less any premium tax, less any contract maintenance charge and less any contingent deferred sales charge. London Pacific will pay the amount of any withdrawal within 7 days of your request unless the suspension of payments or transfer provision is in effect (see below).

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

Systematic Withdrawal Option

You may use the Systematic Withdrawal Option which permits you to pre- authorize automatic withdrawals. You may participate in this option if the value of your Contract is at least $20,000 on the day you request this option. Withdrawals can be made monthly, quarterly or semi-annually. The minimum amount you can withdraw under the option is $100 each payment. The standard date of the month for withdrawals is the date you request to enroll in this option. You can specify a different date. You can stop systematic withdrawals with 30 days' written notice to us.

Under the systematic withdrawal option, you can withdraw up to 10% of the unliquidated Contributions as of the immediately preceding Contract anniversary or, if during the first Contract year, as of the date your Contract is issued. If you use the systematic withdrawal option, it replaces the free withdrawal in the same year. Any amount you withdraw in excess of the free withdrawal amount may be subject to the contingent deferred sales charge.

We do not currently charge for systematic withdrawals. We reserve the right to charge for this option in the future.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

Suspension of Payments or Transfers

London Pacific may be required to suspend or postpone payments for surrenders or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Options is not reasonably practicable or London Pacific cannot reasonably value the shares of the Investment Options; or

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

London Pacific reserves the right to postpone payment for a withdrawal or transfer from the Fixed Account for a period of up to 6 months.

                                  DEATH BENEFIT

Upon Your Death

If you or any Joint Owner die before the Annuity Date, London Pacific will pay your Beneficiary a death benefit. Upon the death of the Joint Owner, the surviving Joint Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The amount of the death benefit depends on how old the Owner or Joint Owner is.

Prior to the Owner or oldest Joint Owner reaching age 75, the death benefit will be the greater of:

     1. the adjusted Contributions (which means your initial Contribution, plus any subsequent Contributions less any subsequent partial withdrawals in the same proportion that the Contract value was reduced on the date of the withdrawal); or

     2. the value of your Contract as of the day London Pacific receives at its Annuity Service Center both proof of death and a payment method election; or

     3. the value of your Contract on the most recent seventh year Contract anniversary or the adjusted Contributions as of the most recent seventh year Contract anniversary, whichever is greater. This amount is increased for subsequent Contributions and is reduced for subsequent partial withdrawals in the same proportion that the Contract value was reduced on the date of the withdrawal.

After Owner or the oldest Joint Owner reaches age 75 but before reaching age 85, the death benefit will be determined in accordance with the above and will be subject to any applicable contingent deferred sales charge determined at the time the death benefit is paid.

After the Owner or the oldest Joint Owner reaches age 85, the death benefit will be the value of the Contract as of the day we receive both proof of death and an election of the payment method, less any applicable contingent deferred sales charge determined at the time the death benefit is paid.

In certain states, the death benefit will be the value of your Contract as of the day London Pacific receives proof of death and an election of the payment method less any contingent deferred sales charge determined at the time the death benefit is paid.

See Appendix B for examples of how the death benefit is calculated.

The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. In the event of the death of the Owner who is not an Annuitant, if the Beneficiary is the spouse of the Owner, he or she may elect to continue the Contract in his/her own name at the then current Contract value.

Payment to the Beneficiary, other than a single lump sum, can only be elected during the 60 day period beginning with the date of receipt of proof of death.

If you or a Joint Owner (who is not the Annuitant) die during the Annuity Period, any remaining Annuity Payments will continue at least as rapidly as under the method of distribution in effect at the Owner's death. Upon the death of the Owner during the Annuity Period, the Beneficiary becomes the Owner.

Death of Annuitant

Upon the death of the Annuitant, who is not the Owner, during the Accumulation Period, you may designate a new Annuitant subject to our underwriting rules then in effect. If you do not designate a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

                                OTHER INFORMATION

LONDON PACIFIC

London Pacific Life & Annuity Company (London Pacific) was organized in 1927 in North Carolina as a stock life insurance company. London Pacific was acquired from Liberty Life in 1989. London Pacific is authorized to sell life insurance and annuities in 40 states and the District of Columbia. London Pacific's ultimate parent is London Pacific Group Limited, an international fund management firm chartered in Jersey, Channel Islands.

London Pacific's financial statements appear in the SAI and should be considered only as bearing upon London Pacific's ability to meet its obligations under the Contracts.

YEAR 2000

London Pacific's computer systems related to variable annuity products are Year 2000 compliant. Like other variable annuity companies, London Pacific would be adversely affected if the computer systems used by the adviser, the sub-advisers and other service providers to the Investment Options do not properly process and calculate data-related information and data as of and after January 1, 2000. London Pacific believes the adviser, sub-advisers and service providers are taking steps that they believe are reasonably designed to address the Year 2000 issue. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact.

THE SEPARATE ACCOUNT

London Pacific established a separate account known as LPLA Separate Account One (Separate Account) to hold the assets that underlie the Contracts. The Board of Directors of London Pacific adopted a resolution to establish the Separate Account under North Carolina insurance law on November 21, 1994. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in London Pacific's name on behalf of the Separate Account and legally belong to London Pacific. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business London Pacific may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not gains any other contracts we may issue.

DISTRIBUTION

London Pacific Financial and Insurance Services, 1755 Creekside Oaks Drive, Sacramento, California 96833 acts as the principal underwriter of the Contracts. London Pacific Financial and Insurance Services is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. London Pacific Financial and Insurance Services is an affiliate of London Pacific. Commissions will paid to broker-dealers who sell the Contracts. Broker-dealers will be paid a commission, up to an amount currently equal to 7% of Contributions for promotional or distribution expenses.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company

Experts

Legal Opinions

Distributor

Reduction or Elimination of Contingent Deferred Sales Charge

Calculation of Performance Information

Federal Tax Status

Annuity Provisions

Financial Statements


                                  APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The financial statements of London Pacific and the Separate Account may be found in the Statement of Additional Information. The table below gives per accumulation unit information about the financial history of each sub-account of the Separate Account for the periods indicated. There are no accumulation units values for the Federated Prime Money Fund II and the Federated Fund for U.S. Government Securities II because they were first offered under the Contract on January 25, 1999. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

                                         YEAR ENDED    YEAR ENDED    PERIOD FROM COMMENCEMENT OF
                                           12-31-98     12-31-97        OPERATIONS TO 12-31-96
                                           --------     --------        ----------------------
Sub-Account
Unit Value at beginning of period                        $12.12           $10.00
Unit value at end of period                              $15.08           $12.12
No. of units outstanding at end of period                225,262          50,583

MFS Total Return
Unit value at beginning of period                        $11.03           $10.00
Unit value at end of period                              $13.20           $11.03
No. of units outstanding at end of period               443,010           82,279

Berkeley U.S. Quality Bond
Unit value at beginning of period                        $10.15           $10.00
Unit value at end of period                              $10.99           $10.15
No. of units outstanding at end of period                87,032           78,700

Berkeley Money Market
Unit value at beginning of period                        $10.36           $10.00
Unit value at end of period                              $10.76           $10.36
No. of units outstanding at end of period               127,652           27,763

Strong Growth
Unit value at beginning of period                        $12.62           $10.00
Unit value at end of period                              $15.72           $12.62
No. of units outstanding at end of period               169,389           44,555

Robertson Stephens Diversified Growth
Unit value at beginning of period                        $10.35           $10.00
Unit value at end of period                              $12.21           $10.35
No. of units outstanding at end of period               236,983           52,516

Lexington Corporate Leaders
Unit value at beginning of period                         $11.51          $10.00
Unit value at end of period                               $14.25          $11.51
No. of units outstanding at end of period                233,629          29,933

Morgan Stanley Dean Witter U.F. High Yield
Unit value at beginning of period
Unit value at end of period
No. of units outstanding at end of period

Morgan Stanley Dean Witter U.F. International Magnum
Unit value at beginning of period
Unit value at end of period
No. of units outstanding at end of period

Morgan Stanley Dean Witter U.F. Emerging Markets Equity
Unit value at beginning of period
Unit value at end of period
No. of units outstanding at end of period

BT Equity 500 Index
Unit value at beginning of period
Unit value at end of period
No. of units outstanding at end of period

                          APPENDIX B

The purpose of the examples below is to help you understand how the contingent deferred sales charge is calculated and to show you how the death benefit is calculated. These are just examples and may not represent your particular facts and circumstances.

I.  Withdrawals and Contingent Deferred Sales Charges

EXAMPLE A - TOTAL WITHDRAWAL IN CONTRACT YEAR TWO

Example A assumes the following:

     (1) Your initial Contribution was $10,000 and you selected one Investment Option.

     (2) You make a total withdrawal during the second Contract year.

     (3) The value of your Contract at the time of the total withdrawal is $10,950.

     (4) You did not make any other Contributions or previous withdrawals.

The following applies to this Example:

     (a) Earnings in the Contract are not subject to the contingent deferred sales charge (CDSC). Therefore, $950 ($10,950 - $10,000 = $950) is not subject to the CDSC.

     (b) The balance of the total withdrawal of $10,000 is subject to the CDSC applied during the second year, since the free withdrawal amount does not apply to total withdrawals.

     (c) The amount of the applicable CDSC is .07 x 10,000 = $700.

     (d) The amount of the total withdrawal is $10,950 - $700 = $10,250.*

     * If you make a total withdrawal on other than a Contract anniversary and the Contract value when you make the total withdrawal is less than $50,000, then London Pacific will deduct the full contract maintenance charge of $36 at the time of the total withdrawal.

EXAMPLE B - PARTIAL WITHDRAWAL IN THE AMOUNT OF $3,000 IN CONTRACT YEAR TWO

We have used the same assumptions in this Example as we used in Example A except that in this Example we assume that you made a partial withdrawal for $3,000 in Contract year two.

     (a) In a partial withdrawal, 10% of the unliquidated Contributions may be withdrawn as a free withdrawal without the imposition of the CDSC. (10,000 x .10 = $1,000). Therefore $1,000 of the $3,000 partial withdrawal is not subject to the CDSC.

     (b) For purposes of determining the amount of the CDSC, unliquidated Contributions are deemed to be withdrawn before earnings in the Contract.

     (c) The amount of the CDSC is $140 ($2,000 x .07 = $140).

     (d) In this Example, from the partial withdrawal of $3,000 you will receive $2,860.

EXAMPLE C - PARTIAL WITHDRAWAL IMMEDIATELY FOLLOWED BY A TOTAL WITHDRAWAL

Example C assumes the following:

     (1) Your initial Contribution was $10,000 and you selected one Investment Option.

     (2) You make withdrawals during the second Contract year.

     (3) The value of your Contract at the time of the withdrawals is $10,950.

     (4) You make a partial withdrawal of $1,000.

The following applies to the Example:

     (a) As noted in Example B, the partial withdrawal of $1,000 is not subject to the CDSC because of the 10% free withdrawal amount of $1,000. The remaining Contract value is $9,950.

     (b) For purposes of the total withdrawal you make immediately following the partial withdrawal, your original Contribution of $10,000 is used for calculating the CDSC because free withdrawal amounts do not reduce the Contributions for purposes of calculating the CDSC.

     (c) The amount of the CDSC is $700 (.07 x $10,000).

     (d) The amount of the total withdrawal is 9,250 ($9,950 - $700).

Note: Withdrawals of income may be subject to a ten percent federal income tax penalty if you are younger than 59 1/2 at the time you make the withdrawal.

II.  Death Benefit Calculations

EXAMPLE A - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TWO

Example A assumes the following:

   (1)   You make a Contribution of $10,000.
   (2)   You die at age 65 during the second Contract year.
   (3)   The value of your Contract at the time of your death was $12,000.
   (4)   You have not made any withdrawals.

The following applies to this Example:

     (a) Adjusted Contributions equal $10,000, because you have not make any withdrawals.

     (b) No seventh year stepped-up death benefit is available because death occurred prior to the seventh year Contract anniversary.

     (c) The Contract value is $12,000 and therefore greater than Adjusted Contributions.

     (d) The death benefit is $12,000.

EXAMPLE B - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except that in this Example the Contract value at death is $9,500.

The following applies to this Example:

   (a)   The Adjusted Contributions are greater than the Contract Value.
   (b)   The death benefit is $10,000.

EXAMPLE C - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TEN

Example C assumes the following:

   (1)   You made a single Contribution of $10,000.
   (2)   You die at age 65 during the tenth Contract year.
   (3) The value of your Contract on the seventh Contract anniversary was $18,000.
   (4)   The value of your Contract at death was $17,000.
   (5) You made a withdrawal of $1,500 in the sixth Contract year at which time the value of your Contract was $15,000 before you made the withdrawal.

The following applies to this Example:

     (a) Adjusted Contributions are equal to $9,000. (At the time you made the withdrawal the value of your Contract was reduced by 10% ($1,500/$15,000 = .10). Therefore, Adjusted Contributions are reduced by 10% ($10,000 - ($10,000 x .10) = $9,000).

     (b) The value of your Contract on the seventh Contract anniversary ($18,000) was greater than that at the time of your death ($17,000) and greater than Adjusted Contributions ($9,000).

     (c) The death benefit is $18,000.

EXAMPLE D - OWNER AGE 77 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except that in this Example you die at age 77.

The following applies to this Example:

     (a) The death benefit is $12,000 less any CDSC which applies at the time the death benefit or any portion is withdrawn.

     (b) Any applicable CDSC will be calculated as set forth under Examples of Withdrawals and Contingent Deferred Sales Charges above.

EXAMPLE E - OWNER AGE 87 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except in this Example you are 87 at the time you die.

The following applies to this Example:

     (a) Since you were beyond age 85, the death benefit will be limited to the value of your Contract, less any CDSC applicable at the time the death benefit or any portion is withdrawn.

     (b) Any applicable CDSC will be calculated as set forth under Examples of Withdrawals and Contingent Deferred Sales Charges above.


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                           WITH FLEXIBLE CONTRIBUTIONS

                                    ISSUED BY

                            LPLA SEPARATE ACCOUNT ONE

                                       AND

                      LONDON PACIFIC LIFE & ANNUITY COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1999, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WITH FLEXIBLE CONTRIBUTIONS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION FOR A PROSPECTIVE INVESTOR. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. BOX 29564, RALEIGH, NORTH CAROLINA 27626; (800) 852-3152.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 1999.

                               TABLE OF CONTENTS

                                                                        PAGE

Company..................................................................

Experts..................................................................

Legal  Opinions..........................................................

Distributor..............................................................

  Reduction or Elimination of Contingent Deferred Sales Charge...........

Calculation of Performance Information...................................

Federal Tax Status.......................................................

Annuity  Provisions......................................................

Financial  Statements....................................................



                                     COMPANY

Information regarding London Pacific Life & Annuity Company (the "Company") and its ownership is contained in the Prospectus.

The Company contributed the initial capital to the Separate Account. As of __________, 1999, the initial capital contributed by the Company represented approximately ___% of the total assets of the Separate Account. The Company currently intends to retain these funds in the Separate Account.

                                     EXPERTS

The financial statements of the Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998, and the financial statements of the Separate Account as of December 31, 1998 and for the year ended December 31, 1998 and 1997 included in this Statement of Additional Information have been so included in reliance on the reports of ___________________________, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                   DISTRIBUTOR

London Pacific Financial and Insurance Services acts as the distributor. London Pacific Financial and Insurance Services is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Contingent Deferred Sales Charge

The amount of the Contingent Deferred Sales Charge (CDSC) on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the CDSC will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of contributions to be received will be considered. Per Contract sales expenses are likely to be less on larger contributions than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the CDSC.

The CDSC may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the CDSC be permitted where the reduction or elimination will be unfairly discriminatory to any person.

       YIELD CALCULATION FOR THE FEDERATED PRIME MONEY FUND II SUB-ACCOUNT

The Federated Prime Money Fund II Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation. The Company does not currently advertise any yield information for the Federated Prime Money Fund II Sub-Account.

The current yield of the Federated Prime Money Fund II Sub-Account is computed daily by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge and the Contract Maintenance Charge, dividing the difference by the value of the Owner account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Federated Prime Money Fund II Sub-Account computes its effective compound yield by determining the net changes (exclusive of capital change) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge and the Contract Maintenance Charge and dividing the difference by the value of the Owner account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return +1) 365/7)-1. The current and the effective yields reflect the reinvestment of net income earned daily on the Federated Prime Money Fund II Sub-Account's assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Federated Prime Money Fund II Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Federated Prime Money Fund II Sub-Account and changes in the interest rates on such investments, but also on changes in the Federated Prime Money Fund II Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Federated Prime Money Fund II Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Federated Prime Money Fund II Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will also include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, a .10% Distribution Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised and any applicable Contract Maintenance Charge and Contingent Deferred Sales Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                     n
                             P  (1+T)  =  ERV


Where:
   P  =  a hypothetical initial payment of $1,000
   T  =  average annual total return
   n  =  number of years
 ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

Chart 1 below shows the performance of the Accumulation Units calculated for a specified period of time assuming an initial contribution of $1,000 allocated to each Portfolio and a deduction of all charges and deductions under the Contract and the expenses of the Portfolio. Chart 2 is identical to Chart 1 except that it does not reflect the deduction of the Contingent Deferred Sales Charge.

CHART 1
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

Portfolio                          1 Year                Since Inception
------------                      ---------              ----------------

Harris Associates                  ______%                   _____%

MFS Total Return                   ______%                   _____%

Robertson Stephens Diversified     ______%                   _____%
 Growth

Lexington Corporate Leaders        ______%                   _____%

Strong Growth                      ______%                   _____%


Morgan Stanley Dean Witter U.F.
  High Yield                       ______%                   _____%

Morgan Stanley Dean Witter U.F.
  International Magnum             ______%                   _____%

Morgan Stanley Dean Witter U.F.
  Emerging Markets Equity          ______%                   _____%

BT Equity 500 Index                ______%                   _____%



CHART 2
Portfolio                          1 Year                Since Inception
------------                      ---------              ----------------

Harris Associates                   _____%                   _____%

MFS Total Return                    _____%                   _____%

Robertson Stephens Diversified      _____%                   _____%
 Growth

Lexington Corporate Leaders         _____%                   _____%

Strong Growth                        ____%                   _____%

Morgan Stanley Dean Witter U.F.
  High Yield                         ____                    _____%

Morgan Stanley Dean Witter U.F.
  International Magnum               ____                    _____%

Morgan Stanley Dean Witter U.F.
  Emerging Markets Equity            ____                    _____%

BT Equity 500 Index                  ____                    _____%

In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Federated Prime Money Fund II Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                 6
                     Yield  =  2  [(  a-b  +  1)    -  1]
                                      ----
                                       cd
Where:

        a = Net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account.

        b =  Expenses accrued for the period (net of reimbursements).

        c = The average daily number of Accumulation Units outstanding during the period.

        d = The maximum offering price per Accumulation Unit on the last day of the period.

The Company may also advertise performance data which may be computed on a different basis which may not include certain charges. If such charges were deducted, the performance would be lower.

You should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what your total return or yield may be in any future period.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL. Section 72 of the Code governs taxation of annuities in general. An owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the contributions, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a Fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a Variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on Contributions for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS. An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants under such plans should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS. Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate contributions made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts," below.)

QUALIFIED PLANS. The Contracts offered by this Prospectus may also be used as Qualified Contracts. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRA

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Contributions for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213 (d) (1) (D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (g) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


                               ANNUITY PROVISIONS

Variable Annuity Payments reflect the investment performance of the Separate Account in accordance with the allocation of the Adjusted Contract Value to the Sub-Accounts during the Annuity Period. Annuity Payments also depend upon the Age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the Annuity Option chosen. The dollar amount of Variable Annuity Payments for each applicable Sub-Account after the first Variable Annuity Payment is determined as follows:

     1. The dollar amount of the first Variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the Annuity Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account. The number of Annuity Units remains fixed during the Annuity Period.

     2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit Value for that Sub-Account for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the applicable portion of the Contract Maintenance Charge.

ANNUITY  UNIT

The value of any Annuity Unit for each Sub-Account of the Separate Account was arbitrarily set initially at $10.

The Sub-Account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

     1. The Net Investment Factor for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately
preceding   Valuation  Period.  The  Net  Investment  Factor  is  equal  to  the
Accumulation Unit Value for the current Valuation Period divided by the Accumulation Unit Value for the immediately preceding Valuation Period.

     2. The result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Assumed Investment Rate for the number of days since the preceding Valuation Date. The Assumed Investment Rate is equal to an effective annual rate of 4%.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

(See "Annuity Payments" (The Annuity Period) in the Prospectus.)

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

(to be filed by amendment)


                                     PART C


                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

A.    FINANCIAL  STATEMENTS

The financial statements of the Separate Account and the Company will be filed by amendment.

B.    EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

     2.   Not  Applicable.

     3.   Form  of  Principal  Underwriter's  Agreement.*

     4.   Individual  Fixed  and  Variable  Deferred  Annuity  Contract.*

     5.   Application  Form.*

     6.   (i)    Copy  of  Articles  of  Incorporation  of  the  Company.*
          (ii)   Copy  of  the  Bylaws  of  the  Company.*

     7.   Not  Applicable.

     8. (i) Form of Fund Participation Agreement by and among London Pacific Life & Annuity Company, Morgan Stanley Universal Funds,
          Inc., Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP**

          (ii) Form of Fund Participation Agreement by and between BT Insurance Funds Trust, Bankers Trust Company and London Pacific Life & Annuity Company.

          (iii) Form of Fund Participation Agreement by and between Federated Insurance Series and London Pacific Life & Annuity Company.

     9.   Opinion  and  Consent of  Counsel (to be filed by amendment).

    10.   Consent  of  Independent  Accountants (to be filed by amendment).

    11.   Not  Applicable.

    12.   Not  Applicable.

    13.   Calculation of Performance Information (to be filed by amendment).

    14.   Not  Applicable.

    15.   Company  Organizational  Chart.*

    27.   Not  Applicable.

     * Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File No. 33-87150) as electronically filed April 18, 1996.

     ** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-87150) as electronically filed on April 27, 1998.

ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Executive  Officers  and  Directors  of the Company:


Business Address           with Depositor
-------------------------  ---------------------------------------

Ian K. Whitehead           President, Chief Executive Officer
1755 Creekside Oaks Drive  and Director
Sacramento, CA  95833

Arthur I. Trueger          Chairman of the Board and Director
650 California Street
San Francisco, CA  94108

George C. Nicholson        Chief Financial Officer, Secretary and
3109 Poplarwood Court      Director
Raleigh, NC  27604

Susan Y. Gressel           Vice President and Treasurer
3109 Poplarwood Court
Raleigh, NC  27604

Charles M. King            Vice President and Controller
3109 Poplarwood Court
Raleigh, NC  27604

William J. McCarthy        Vice President and Chief Actuary
3109 Poplarwood Court
Raleigh, NC  27604

Charlotte M. Stott         Vice President, National Sales Manager
1755 Creekside Oaks Drive
Sacramento, CA  95833

Jerry T. Tamura            Vice President, Administrative Services
1755 Creekside Oaks Drive
Sacramento, CA  95833

Randolph N. Vance          Vice President, Financial Actuary
3109 Poplarwood Court
Raleigh, NC 27604

Jerry S. Waters            Vice President, Technology Services
1755 Creekside Oaks Drive
Sacramento, CA  95833



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart was filed as Exhibit 15 in Registrant's Post-Effective Amendment No. 1 (File No. 33-87150) and is incorporated herein by reference.

ITEM  27.  NUMBER  OF  CONTRACT  OWNERS

As of January 31, 1999, there was 558 Qualified Contract Owners and 593 Non-Qualified Contract Owners.

ITEM  28.  INDEMNIFICATION

The  Bylaws  (Article  V)  of  the  Company  provide  that:

Subject to the laws of the State of North Carolina, any present or former director, officer or employee of the Company, or any person who, at the request of the Company, express or implied, may have served as a director or officer of another Company in which this Company owns shares or of which this Company is a creditor, shall be entitled to reimbursement of expenses and other liabilities, including attorney's fees actually and reasonably incurred by him and any amount paid by him in discharge of a judgment, fine, penalty of costs against him or paid by him in a settlement approved by a court of competent jurisdiction, in any action or proceeding, including any civil, criminal or administrative action, suit, hearing or proceeding, to which he is a party by reason of being or having been a director, officer or employee of this or such other Company. This section is not intended to extend or to limit in any way the rights and remedies provided with respect to indemnification of directors, officers, employees and other persons provided by the laws of the State of North Carolina but is intended to express the desire of the stockholders of this Company that indemnification be granted to such directors, officers, employees and other persons to the fullest extent allowable by such laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.  PRINCIPAL  UNDERWRITERS

     (a) Not Applicable.

     (b) London Pacific Financial and Insurance Services is the principal underwriter for the Contracts. The following persons are the officers and directors of London Pacific Financial and Insurance Services.

Name and Principal                      Position and Offices
Business Address                          with Underwriter
-------------------------  -----------------------------------------------
Ian K. Whitehead           Director
1755 Creekside Oaks Drive
Sacramento, CA 95833

Jerry T. Tamura            Chairman, President and Chief Executive Officer
1755 Creekside Oaks Drive
Sacramento, CA 95833

George C. Nicholson        Treasurer and Director
3109 Poplarwood Court
Raleigh, NC 27604

Bonnie J. Bridge           Secretary
1755 Creekside Oaks Drive
Sacramento, CA 95833

     (c)  Not  Applicable.

ITEM  30.  LOCATION  OF  ACCOUNTS  AND  RECORDS

Charles King, whose address is 3109 Poplarwood Court, Raleigh, NC 27604, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.  MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.  UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. London Pacific Life & Annuity Company ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Raleigh, and State of North Carolina on this 16th day of February, 1999.

                              LPLA  SEPARATE  ACCOUNT  ONE
                              ----------------------------------------------
                              Registrant

                          By:  LONDON  PACIFIC  LIFE  &  ANNUITY  COMPANY
                              ----------------------------------------------


                          By: /S/ GEORGE NICHOLSON
                              ----------------------------------------------



                          By:  LONDON  PACIFIC  LIFE  &  ANNUITY  COMPANY
                              ----------------------------------------------
                              Depositor


                          By:  /S/ GEORGE NICHOLSON
                              ----------------------------------------------


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                         Chairman of the Board and Director
-----------------------                                      ------
Arthur I. Trueger                                            Date

/s/ IAN K. WHITEHEAD      President, Chief Executive Officer  2/16/99
-----------------------   and Director                       ------
Ian K. Whitehead                                             Date

/S/ GEORGE C. NICHOLSON  Chief Financial Officer, Secretary   2/16/99
-----------------------                                      ------
George C. Nicholson      and Director                        Date



                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 5

                                       TO

                                    FORM N-4

                                       FOR

                            LPLA SEPARATE ACCOUNT ONE

                                       OF

                      LONDON PACIFIC LIFE & ANNUITY COMPANY


                                INDEX TO EXHIBITS

EXHIBIT                                                                    PAGE

EX-99.B8(ii) Form of Fund Participation Agreement - Bankers Trust Company EX-99.B8(iii) Form of Fund Participation Agreement by and between Federated
              Insurance Series and London Pacific Life & Annuity Company